Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Short-term financial instruments	₩ 491,841	₩ 1,212,643
Cash and cash equivalents	7,049,800	6,767,898
Other receivables	1,920,685	2,261,323
Borrowings	28,492,000	25,997,367
Financial guarantee liabilities	18,135
Other financial liabilities book value	2,734,725
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	31,867,194	30,556,986
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	37,831,991	36,247,865
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	656,181	946,393
Short-term financial instruments	491,841	1,212,643
Equity securities	95,230	52,222
Debt securities	137,647	113,728
Other securities	696,148	762,177
Derivative hedging instruments	6,392	16,483
Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,626,209	1,119,322
Assets held for sale	7,276	604,439
Financial assets at financial assets measured at amortized cost [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	962,120	402,644
Assets held for sale	2,238
Cash and cash equivalents	7,049,800	6,767,898
Trade accounts and notes receivable	9,633,285	9,374,086
Other receivables	3,335,169	2,739,523
Deposit instruments	7,167,658	6,445,428
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	41,131	105,187
Borrowings	44,509	39,053
Derivative hedging instruments	16,443	5,835
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable	5,106,921	6,161,177
Borrowings	28,447,491	25,958,314
Financial guarantee liabilities	18,135	13,916
Other payables	4,075,379	3,895,526
Other financial liabilities book value	81,982	68,857
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	3,716,924	4,827,407
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	28,748,013	26,317,069
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	656,181	946,393
Short-term financial instruments	491,841	1,212,643
Equity securities	95,230	52,222
Debt securities	137,647	113,728
Other securities	696,148	762,177
Derivative hedging instruments	6,392	16,483
Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,626,209	1,119,322
Assets held for sale	7,276	604,439
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	41,129	105,187
Borrowings	44,509	39,053
Derivative hedging instruments	16,443	5,835
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	28,645,932	26,166,994
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,175,562	1,334,412
Level 1 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	44,509	39,053
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	16,695	26,792
Level 1 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,158,867	703,181
Assets held for sale		604,439
Level 1 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	44,509	39,053
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,282,071	2,258,218
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	28,703,504	26,278,016
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative assets	656,181	946,393
Short-term financial instruments	491,841	1,212,643
Debt securities	91,699	82,699
Derivative hedging instruments	6,392	16,483
Level 2 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	28,682
Assets held for sale	7,276
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative liabilities	41,129	105,187
Derivative hedging instruments	16,443	5,835
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	28,645,932	26,166,994
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,259,291	1,234,777
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	78,535	25,430
Debt securities	45,948	31,029
Other securities	696,148	762,177
Level 3 [member] | Fair value [member] | Financial assets at fair value through other comprehensive income [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	₩ 438,660	₩ 416,141